The Registrant is filing this Form N-CEN/A solely to amend the original Form N-CEN for the reporting period ending December 31, 2025, originally filed with the Securities and Exchange Commission on March 12, 2026 (Accession No. 0000940400-26-009877). Subsequent to the issuance of the annual report and financial statements, management identified a material error in accounting for the liquidation preference of the outstanding Series E Cumulative Preferred Shares (the “Series E Preferred”) which was incorrectly classified as mezzanine equity rather than a liability in the Statement of Assets and Liabilities.  As the Series E Preferred is subject to mandatory redemption on September 26, 2027, the liquidation value of the Series E Preferred should have been classified as a liability within the Statement of Assets and Liabilities.  Except for the specific revisions described in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-CEN filing.